Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000085712 | Other CountriesSaudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085712 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000085712 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085712 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085712 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085712 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000085712 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000085712 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085712 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085712 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085712 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085712 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085712 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085710 | Other CountriesSaudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085710 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000085710 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085710 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085710 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085710 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000085710 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000085710 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085710 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085710 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085710 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085710 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085710 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%